Note 15 - Earnings (Losses) Per Share (Details Textual) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Preferred Stock Dividends and Other Adjustments, Total	$ 15,461	$ 15,547